[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

January 31, 2001

Merrill Lynch
Massachusetts
Municipal Bond Fund

www.mlim.ml.com

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001

DEAR SHAREHOLDER

The Municipal Market Environment

During the six months ended January 31, 2001, long-term fixed-income bond yields generally declined. The strength seen in the US economy in 1999 and early 2000 clearly has moderated in recent months. After growing at approximately 5% in the first half of 2000, US gross domestic product (GDP) declined to 2.2% during the third quarter of 2000. An initial estimate of fourth quarter 2000 GDP growth was recently released at 1.4%. Additionally, over the past six months, inflationary pressures have remained well contained, largely in the 2%-3% range. By early September, US Treasury bond yields had declined more than 20 basis points (0.20%) to 5.65% as a result of moderating economic growth and low inflation.

However, rising oil and natural gas prices, rekindled investors' inflationary fears, and US Treasury bond yields quickly rose to nearly 6% at the end of September 2000. During October and into mid-November, long-term bond yields fluctuated in response to declining commodity prices and the considerable uncertainty surrounding the presidential election. In December 2000, significant declines in US equity markets, especially the NASDAQ, as well as another series of weak economic indicators combined to re-establish the decline in long-term US Treasury bond yields. By mid-December, the Federal Reserve Board announced that current economic conditions warranted the cessation of the series of short-term interest rate increases they had initiated in February 2000. Given the favorable economic environment and, at least, a neutral Federal Reserve Board, investors were free again to focus upon the ongoing US Treasury debt reduction program and forecasts of sizeable Federal budgetary surpluses going forward. Many analysts and investors concluded that there would be a significant future shortage of longer maturing US Treasury securities. These factors helped push US Treasury bond yields lower. By the end of December, US Treasury bond yields declined to 5.45%, their lowest monthly closing level in almost two years.

Citing declining consumer confidence and weakening industrial production and retail sales growth, the Federal Reserve Board lowered short-term interest rates by 50 basis points twice during January 2001. This action triggered a significant rebound in many US equity indexes, reducing the appeal of many US fixed-income securities. Additionally, many investors sold US Treasury bonds to realize recent profits believing that the Federal Reserve Board's actions in January 2001, as well as those anticipated in the near future, would quickly restore US economic growth to earlier levels. By the end of the six-month period ended January 31, 2001, US Treasury bond yields declined overall by nearly 30 basis points to close the period at 5.50%.

Long-term tax-exempt bonds also responded well to the positive economic environment that developed during the last six months. While municipal bond yields followed a downward pattern similar to that of US Treasury bonds, tax-exempt bond price volatility was significantly reduced. Municipal bond yields traded in a relatively narrow range, generally declining steadily throughout the last six months. Overall investor demand for municipal bonds has remained very positive, allowing tax-exempt bond yields, as measured by the Bond Buyer Revenue Bond Index, to decline more than 40 basis points to end the period at 5.43%, their lowest monthly closing level in over 18 months.

New long-term tax-exempt issuance has continued to decline on an annual basis, although declines in bond yields have triggered a recent increase in municipal underwritings. Most of this recent increase in tax-exempt issuance was underwritten in January 2001. Lower bond yields were responsible for the significant increase in refunding activity. Local and state issuers used the recent period of lower bond yields as an opportunity to refinance outstanding, higher-couponed debt issues at lower rates. Historically, January monthly underwritings are among the lowest monthly issuance of the year. Despite the surge in January issuance, long-term tax-exempt bond yields were still able to decline, underscoring the ongoing positive technical position the municipal market has enjoyed in recent quarters.

The reduction in annual issuance has helped provide much of the technical support within the tax-exempt bond market. The demand for municipal bonds came from a number of non-traditional and conventional sources. Fortunately, the combination of reduced annual bond issuance and ongoing demand from non-traditional sources has been able to more than offset the decline in demand from tax-exempt

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001

mutual funds. This favorable balance has fostered the significant decline in municipal bond yields seen in recent months.

The outlook for the tax-exempt bond market in 2001 appears quite favorable. The steeply positive yield curve and relatively high credit quality that the municipal bond market offers should continue to attract retail and institutional investors seeking both tax-exempt income and a ready substitute for relatively scarce US Government securities. Strong state and local governmental financial conditions also suggest that issuance should remain manageable in the coming months. Additionally, while it appears likely that President Bush will keep his campaign promise to lower Federal income tax rates in 2001, any legislation is unlikely to be enacted before late summer. These factors suggest that the strong technical position the municipal market has enjoyed is likely to continue. Given the recent market performance by tax-exempt bonds over the past year, the strong returns illustrate the excellent investment diversification municipal bonds can provide to investors.

Portfolio Strategy

Despite a surge in issuance by the Commonwealth and its many political subdivisions during the six months ended January 31, 2001, Massachusetts paper managed to overcome this impediment and outperform most other state sectors. New-issue volume rose 66% to $5.2 billion, compared to an overall industry rise of 3% to $102.4 billion. Normally, these supply pressures would cause asset valuations to lag those in the general market as investors attempt to digest the excess issuance. Indeed, earlier in the year, cost overruns associated with the Central Artery/Ted Williams Tunnel project had created a climate of financial uncertainty as investors sought to assess the potential impact on both the Commonwealth and the Massachusetts Turnpike Authority. Left unchecked, this uncertainty could well have adversely affected their future borrowing costs as well as the relative valuation of existing debt. The heavy supply of the last six months would have only compounded the situation. Fortunately, a thorough audit conducted over the summer established a definitive cost estimate, helping to alleviate much of the concern in the investor community. This progress toward resolution of the issue, coupled with robust economic growth and strong fiscal performance by the Commonwealth, provided the framework for the comparative outperformance of the past six months.

In terms of portfolio strategy, we consistently have sought to provide shareholders with a competitive dividend within the context of reduced net asset value volatility. Accordingly, the Fund's cash reserves were kept to minimal levels for the majority of the period. The Fund's performance benefited from this decision since long-term interest rates have generally declined. More recently, as the bond market rally accelerated late last year, we took steps to reduce the Fund's average portfolio maturity. We were able to capture 90%-95% of the yield available on the longest-dated securities by investing in bonds that possessed maturities of no more than 15 years-20 years. This strategy enabled us to reduce interest rate volatility without sacrificing a material amount of income. The Fund's current structure and composition reflect a relatively neutral investment outlook going into the months ahead. We will maintain this stance until the outcome of the Federal Reserve Board's recent shift toward an accommodative monetary policy is clear and the new Presidential Administration's tax-cut proposal, in its entirety or of some proportion, is enacted.

As a result of last November's elections, two of the three tax initiatives on the Massachusetts ballot passed. While analysts' estimates of the reduction in revenues appear significant, the short-term impact of these initiatives will be buffered by the $1.9 billion currently in the Commonwealth's Stabilization Fund and Undesignated Fund Balance. The biggest challenge for the Commonwealth will be balancing these and other previously legislated tax cuts with service demands and capital needs over the long term, all in the context of maintaining a strong financial position if the economy begins to slow.

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001

In Conclusion

We appreciate your ongoing interest in Merrill Lynch Massachusetts Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Theodore R. Jaeckel Jr.

Theodore R. Jaeckel Jr.
Vice President and Portfolio Manager

March 8, 2001

PROXY RESULTS

During the six-month period ended January 31, 2001, Merrill Lynch Massachusetts Municipal Bond Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on December 21, 2000. The description of each proposal and number of shares voted are as follows:

-----------------------------------------------------------------------------------------------
                                                                 Shares Voted   Shares Withheld
                                                                      For         From Voting
-----------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Trustees:  Terry K. Glenn          4,294,494        20,164
                                           James H. Bodurtha       4,294,504        20,154
                                           Herbert I. London       4,294,504        20,154
                                           Joseph L. May           4,291,213        23,445
                                           Andre F. Perold         4,294,504        20,154
                                           Roberta Cooper Ramo     4,294,983        19,675

--------------------------------------------------------------------------------------------------
                                                        Shares Voted   Shares Voted   Shares Voted
                                                             For          Against        Abstain
--------------------------------------------------------------------------------------------------
2. To ratify the selection of Deloitte & Touche LLP as
the Fund's   independent auditors for the current
fiscal year.                                              4,248,358       30,661         35,639
--------------------------------------------------------------------------------------------------
3. To approve an amendment to the Fund's charter
permitting the Board to convert the Fund to
"master/feeder" structure.                                4,222,074       33,415         59,169
--------------------------------------------------------------------------------------------------

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                         6 Month       12 Month     Since Inception   Standardized
As of January 31, 2001                                Total Return   Total Return    Total Return     30-Day Yield
==================================================================================================================
ML Massachusetts Municipal Bond Fund Class A Shares      +6.68%         +14.13%        +72.59%           3.98%
------------------------------------------------------------------------------------------------------------------
ML Massachusetts Municipal Bond Fund Class B Shares      +6.40          +13.55         +64.96            3.64
------------------------------------------------------------------------------------------------------------------
ML Massachusetts Municipal Bond Fund Class C Shares      +6.36          +13.45         +40.29            3.54
------------------------------------------------------------------------------------------------------------------
ML Massachusetts Municipal Bond Fund Class D Shares      +6.72          +14.12         +45.18            3.88
==================================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's since inception dates are from 2/28/92 for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                              % Return Without   % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 12/31/00                            +12.44%              +7.94%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                          + 4.39               +3.54
--------------------------------------------------------------------------------
Inception (2/28/92)
through 12/31/00                                   + 6.30               +5.81
--------------------------------------------------------------------------------
 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

================================================================================
                                                 % Return             % Return
                                               Without CDSC          With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 12/31/00                          +11.87%                 +7.87%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                        + 3.87                  +3.87
--------------------------------------------------------------------------------
Inception (2/28/92)
through 12/31/00                                 + 5.76                  +5.76
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                  % Return           % Return
                                                Without CDSC         With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 12/31/00                            +11.77%             +10.77%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                          + 3.76              + 3.76
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/00                                   + 5.53              + 5.53
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return Without    % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 12/31/00                          +12.43%                 +7.94%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                        + 4.31                  +3.46
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/00                                 + 6.11                  +5.41
--------------------------------------------------------------------------------
 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                               Issue                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts--97.2%
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa        $1,500    Marlborough, Massachusetts, GO, 5.125% due 6/15/2019 (b)                                      $ 1,510
------------------------------------------------------------------------------------------------------------------------------------
AA        Aa2         1,000    Massachusetts Bay Transportation Authority Revenue Bonds (General Transportation
                               System), Series A, 7% due 3/01/2021                                                             1,225
------------------------------------------------------------------------------------------------------------------------------------
AA        Aa2         1,750    Massachusetts Bay Transportation Authority, Revenue Refunding Bonds
                               (General Transportation System), Series A, 7% due 3/01/2011                                     2,127
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa           690    Massachusetts Education Loan Authority, Education Loan Revenue Bonds, AMT, Issue E,
                               Series A, 7.375% due 1/01/2012 (a)                                                                731
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa           890    Massachusetts Educational Financing Authority, Education Loan Revenue Refunding
                               Bonds, AMT, Issue E, 5.85% due 7/01/2014 (a)                                                      941
------------------------------------------------------------------------------------------------------------------------------------
                               Massachusetts State Development Finance Agency Revenue Bonds:
AAA       Aaa         1,000      (Western New England College), 5.25% due 7/01/2020 (a)                                        1,007
BBB+      NR*         1,000      (YMCA of Greater Boston Issue), 5.45% due 11/01/2028                                            948
------------------------------------------------------------------------------------------------------------------------------------
BBB+      A3          1,750    Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                               (Boston University), Series P, 5.45% due 5/15/2059                                              1,705
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,575    Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 48,
                               6.35% due 6/01/2026 (e)                                                                         1,639
------------------------------------------------------------------------------------------------------------------------------------
A+        Aa3         1,940    Massachusetts State, HFA, S/F Housing Revenue Refunding Bonds, AMT, Series 40,
                               6.65% due 12/01/2027                                                                            2,037
------------------------------------------------------------------------------------------------------------------------------------
                               Massachusetts State Health and Educational Facilities Authority Revenue Bonds:
A1+       VMIG1@      2,100      (Capital Asset Program), VRDN, Series D, 4.20% due 1/01/2035 (e)(d)                           2,100
AAA       Aaa         5,150      (Medical Center of Central Massachusetts), CARS, Series B, 8.57% due 6/23/2022 (a)(c)         6,180
A1+       VMIG1@        800      (Wellesley College), VRDN, Series G, 4% due 7/01/2039 (d)                                       800
------------------------------------------------------------------------------------------------------------------------------------
                               Massachusetts State Health and Educational Facilities Authority, Revenue Refunding Bonds:
NR*       Ba2           660      (Bay Cove Human Services Issue), Series A, 5.85% due 4/01/2004                                  659
AAA       Aaa            85      (Boston College), Series J, 6.625% due 7/01/2021 (b)                                             88
AAA       NR*         2,450      (Brandeis University), Series I, 4.75% due 10/01/2028 (e)                                     2,233
AAA       Aaa         2,000      (Massachusetts General Hospital), Series F, 6.25% due 7/01/2012 (a)                           2,290
NR*       Ca            915      (New England Memorial Hospital), Series B, 6.125% due 7/01/2013 (f)                             183
AAA       Aaa         1,000      (Northeastern University), Series E, 6.55% due 10/01/2022 (e)                                 1,063
AAA       Aaa           450      (Stonehill College), Series E, 6.60% due 7/01/2002 (e)(g)                                       478
AAA       Aaa           550      (Stonehill College), Series E, 6.60% due 7/01/2020 (e)                                          582
NR*       A2          1,000      (Wheaton College), Series C, 5.25% due 7/01/2019                                              1,002
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch Massachusetts Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT      Alternative Minimum Tax (subject to)
CARS     Complementary Auction Rate Securities
GO       General Obligation Bonds
HFA      Housing Finance Agency
S/F      Single-Family
VRDN     Variable Rate Demand Notes

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                               Issue                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts (concluded)
------------------------------------------------------------------------------------------------------------------------------------
BBB       NR*        $1,500    Massachusetts State Industrial Financial Agency, Resource Recovery Revenue Refunding
                               Bonds (Ogden Haven Hill Project), AMT, Series A, 5.60% due 12/01/2019                         $ 1,328
------------------------------------------------------------------------------------------------------------------------------------
AA+       Aa1         1,680    Massachusetts State Water Pollution Abatement Trust, Water Pollution Abatement Revenue
                               Bonds (Secured Loan Program), Series A, 6.375% due 2/01/2015                                    1,815
------------------------------------------------------------------------------------------------------------------------------------
AA        Aa3         6,000    Massachusetts State Water Resource Authority Revenue Bonds, Series A, 6.50%
                               due 7/15/2019                                                                                   7,157
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         1,600    Montachusett, Massachusetts, Regional Vocational Technical School District, GO,
                               5.95% due 1/15/2020 (e)                                                                         1,742
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,210    Southern Berkshire, Massachusetts, Regional School District, GO, 7% due 4/15/2011 (e)           1,295
------------------------------------------------------------------------------------------------------------------------------------
NR*       Baa3        1,500    Springfield, Massachusetts, GO (School Project Loan), Series B, 7.10% due 9/01/2002 (g)         1,609
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$43,924)--97.2%                                                                                      46,474

Other Assets Less Liabilities--2.8%                                                                                            1,348
                                                                                                                             -------
Net Assets--100.0%                                                                                                           $47,822
                                                                                                                             =======
------------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2001.
(d) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2001.
(e)   MBIA Insured.
(f)   Non-income producing security.
(g)   Prefunded.
  @   Highest short-term rating by Moody's Investors Service, Inc.
  *   Not Rated.

See Notes to Financial Statements.

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 2001

Assets:            Investments, at value (identified cost--$43,923,663) ....                  $ 46,474,489
                   Cash ....................................................                       854,375
                   Receivables:
                     Interest ..............................................   $    479,793
                     Securities sold .......................................        246,263
                     Beneficial interest sold ..............................            700        726,756
                                                                               ------------
                   Prepaid registration fees and other assets ..............                         6,508
                                                                                              ------------
                   Total assets ............................................                    48,062,128
                                                                                              ------------
----------------------------------------------------------------------------------------------------------
Liabilities:       Payables:
                     Beneficial interest redeemed ..........................         83,568
                     Dividends to shareholders .............................         50,164
                     Investment adviser ....................................         21,702
                     Distributor ...........................................         17,339        172,773
                                                                               ------------
                   Accrued expenses and other liabilities ..................                        67,764
                                                                                              ------------
                   Total liabilities .......................................                       240,537
                                                                                              ------------
----------------------------------------------------------------------------------------------------------
Net Assets:        Net assets ..............................................                  $ 47,821,591
                                                                                              ============
----------------------------------------------------------------------------------------------------------
Net Assets         Class A Shares of beneficial interest, $.10 par value,
Consist of:        unlimited number of shares authorized ...................                  $     37,527
                   Class B Shares of beneficial interest, $.10 par value,
                   unlimited number of shares authorized ...................                       349,103
                   Class C Shares of beneficial interest, $.10 par value,
                   unlimited number of shares authorized ...................                        34,746
                   Class D Shares of beneficial interest, $.10 par value,
                   unlimited number of shares authorized ...................                        30,073
                   Paid-in capital in excess of par ........................                    47,202,751
                   Accumulated realized capital losses on investments--net .                    (2,027,143)
                   Accumulated distribution in excess of realized capital
                   gains--net ..............................................                      (356,292)
                   Unrealized appreciation on investments--net .............                     2,550,826
                                                                                              ------------
                   Net assets ..............................................                  $ 47,821,591
                                                                                              ============
----------------------------------------------------------------------------------------------------------
Net Asset Value:   Class A--Based on net assets of $3,975,600 and 375,273
                   shares of beneficial interest outstanding ...............                  $      10.59
                                                                                              ============
                   Class B--Based on net assets of $36,982,175 and 3,491,034
                   shares of beneficial interest outstanding ...............                  $      10.59
                                                                                              ============
                   Class C--Based on net assets of $3,677,290 and 347,463
                   shares of beneficial interest outstanding ...............                  $      10.58
                                                                                              ============
                   Class D--Based on net assets of $3,186,526 and 300,734
                   shares of beneficial interest outstanding ...............                  $      10.60
                                                                                              ============
----------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001

Statement of Operations

                                                                               For the Six Months Ended
                                                                                       January 31, 2001
-------------------------------------------------------------------------------------------------------
Investment Income:   Interest and amortization of premium and discount earned                $1,362,315
-------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees ...............................   $  129,060
                     Account maintenance and distribution fees--Class B .....       92,277
                     Professional fees ......................................       30,437
                     Printing and shareholder reports .......................       25,044
                     Accounting services ....................................       21,941
                     Account maintenance and distribution fees--Class C .....        8,568
                     Transfer agent fees--Class B ...........................        8,103
                     Registration fees ......................................        7,279
                     Trustees' fees and expenses ............................        3,290
                     Pricing fees ...........................................        1,949
                     Account maintenance fees--Class D ......................        1,579
                     Custodian fees .........................................        1,567
                     Transfer agent fees--Class A ...........................          707
                     Transfer agent fees--Class C ...........................          599
                     Transfer agent fees--Class D ...........................          559
                     Other ..................................................        2,862
                                                                                ----------
                     Total expenses .........................................                   335,821
                                                                                             ----------
                     Investment income--net .................................                 1,026,494
                                                                                             ----------
-------------------------------------------------------------------------------------------------------
Realized &           Realized gain on investments--net ......................                    74,067
Unrealized Gain on   Change in unrealized appreciation on investments--net ..                 1,818,993
Investments--Net:                                                                            ----------
                     Net Increase in Net Assets Resulting from Operations ...                $2,919,554
                                                                                             ==========
-------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001

Statements of Changes in Net Assets

                                                                               For the Six       For the
                                                                              Months Ended     Year Ended
                                                                               January 31,      July 31,
Increase (Decrease) in Net Assets:                                                2001            2000
----------------------------------------------------------------------------------------------------------
Operations:           Investment income--net ..............................   $  1,026,494    $  2,306,897
                      Realized gain (loss) on investments--net ............         74,067      (1,728,839)
                      Change in unrealized appreciation on investments--net      1,818,993        (558,007)
                                                                              ------------    ------------
                      Net increase in net assets resulting from operations       2,919,554          20,051
                                                                              ------------    ------------
----------------------------------------------------------------------------------------------------------
Dividends &           Investment income--net:
Distributions to        Class A ...........................................        (96,539)       (218,251)
Shareholders:           Class B ...........................................       (795,343)     (1,808,290)
                        Class C ...........................................        (59,939)       (126,177)
                        Class D ...........................................        (74,673)       (154,179)
                      In excess of realized gain on investments--net:
                        Class A ...........................................             --         (30,447)
                        Class B ...........................................             --        (283,915)
                        Class C ...........................................             --         (18,997)
                        Class D ...........................................             --         (22,933)
                                                                              ------------    ------------
                      Net decrease in net assets resulting from dividends
                      and distributions to shareholders ...................     (1,026,494)     (2,663,189)
                                                                              ------------    ------------
----------------------------------------------------------------------------------------------------------
Beneficial Interest   Net decrease in net assets derived from beneficial
Transactions:         interest transactions ...............................       (631,202)     (9,325,797)
                                                                              ------------    ------------
----------------------------------------------------------------------------------------------------------
Net Assets:           Total increase (decrease) in net assets .............      1,261,858     (11,968,935)
                      Beginning of period .................................     46,559,733      58,528,668
                                                                              ------------    ------------
                      End of period .......................................   $ 47,821,591    $ 46,559,733
                                                                              ============    ============
----------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001

Financial Highlights

                                                                                                     Class A
                                                                         -----------------------------------------------------
                                                                           For the
The following per share data and ratios have been derived                Six Months
from information provided in the financial statements.                     Ended             For the Year Ended July 31,
                                                                          Jan. 31,     ---------------------------------------
Increase (Decrease) in Net Asset Value:                                     2001        2000       1999       1998       1997
------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ...........   $10.17      $10.63     $11.15     $11.07     $10.60
Operating                                                                  ------      ------     ------     ------     ------
Performance:            Investment income--net .........................      .25         .51        .51        .56        .56
                        Realized and unrealized gain (loss) on
                        investments--net ...............................      .42        (.39)      (.52)       .08        .47
                                                                           ------      ------     ------     ------     ------
                        Total from investment operations ...............      .67         .12       (.01)       .64       1.03
                                                                           ------      ------     ------     ------     ------
                        Less dividends and distributions:
                          Investment income--net .......................     (.25)       (.51)      (.51)      (.56)      (.56)
                          In excess of realized gain on investments--net       --        (.07)        --         --         --
                                                                           ------      ------     ------     ------     ------
                        Total dividends and distributions ..............     (.25)       (.58)      (.51)      (.56)      (.56)
                                                                           ------      ------     ------     ------     ------
                        Net asset value, end of period .................   $10.59      $10.17     $10.63     $11.15     $11.07
                                                                           ======      ======     ======     ======     ======
------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share .............    6.68%+      1.38%      (.21%)     5.92%     10.02%
Return:**                                                                  ======      ======     ======     ======     ======
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average       Expenses .......................................     .99%*      1.00%       .95%       .86%       .83%
Net Assets:                                                                ======      ======     ======     ======     ======
                        Investment income--net .........................    4.82%*      5.07%      4.58%      5.02%      5.22%
                                                                           ======      ======     ======     ======     ======
------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands) .......   $3,976      $3,930     $5,080     $5,705     $5,757
Data:                                                                      ======      ======     ======     ======     ======
                        Portfolio turnover .............................    5.53%      25.66%     89.30%     23.32%     24.64%
                                                                           ======      ======     ======     ======     ======
------------------------------------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001

Financial Highlights (continued)

                                                                                                 Class B
                                                                          ---------------------------------------------------------
                                                                            For the
The following per share data and ratios have been derived                 Six Months
from information provided in the financial statements.                       Ended              For the Year Ended July 31,
                                                                           Jan. 31,     -------------------------------------------
Increase (Decrease) in Net Asset Value:                                     2001         2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ...........   $ 10.17      $ 10.63     $ 11.15     $ 11.07     $ 10.60
Operating                                                                  -------      -------     -------     -------     -------
Performance:            Investment income--net .........................       .22          .46         .45         .50         .51
                        Realized and unrealized gain (loss) on
                        investments--net ...............................       .42         (.39)       (.52)        .08         .47
                                                                           -------      -------     -------     -------     -------
                        Total from investment operations ...............       .64          .07        (.07)        .58         .98
                                                                           -------      -------     -------     -------     -------
                        Less dividends and distributions:
                          Investment income--net .......................      (.22)        (.46)       (.45)       (.50)       (.51)
                          In excess of realized gain on investments--net        --         (.07)         --          --          --
                                                                           -------      -------     -------     -------     -------
                        Total dividends and distributions ..............      (.22)        (.53)       (.45)       (.50)       (.51)
                                                                           -------      -------     -------     -------     -------
                        Net asset value, end of period .................   $ 10.59      $ 10.17     $ 10.63     $ 11.15     $ 11.07
                                                                           =======      =======     =======     =======     =======
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share .............     6.40%+        .86%       (.71%)      5.38%       9.46%
Return:**                                                                  =======      =======     =======     =======     =======
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average       Expenses .......................................     1.50%*       1.50%       1.46%       1.37%       1.34%
Net Assets:                                                                =======      =======     =======     =======     =======
                        Investment income--net .........................     4.31%*       4.56%       4.07%       4.51%       4.71%
                                                                           =======      =======     =======     =======     =======
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands) .......   $36,982      $37,035     $45,988     $51,255     $53,336
Data:                                                                      =======      =======     =======     =======     =======
                        Portfolio turnover .............................     5.53%       25.66%      89.30%      23.32%      24.64%
                                                                           =======      =======     =======     =======     =======
-----------------------------------------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001

Financial Highlights (continued)

                                                                                                     Class C
                                                                         -----------------------------------------------------
                                                                           For the
The following per share data and ratios have been derived                Six Months
from information provided in the financial statements.                     Ended             For the Year Ended July 31,
                                                                          Jan. 31,     ---------------------------------------
Increase (Decrease) in Net Asset Value:                                     2001        2000       1999       1998       1997
------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ...........   $10.16      $10.62     $11.14     $11.06     $10.60
Operating                                                                  ------      ------     ------     ------     ------
Performance:            Investment income--net .........................      .22         .45        .44        .49        .49
                        Realized and unrealized gain (loss) on
                        investments--net ...............................      .42        (.39)      (.52)       .08        .46
                                                                           ------      ------     ------     ------     ------
                        Total from investment operations ...............      .64         .06       (.08)       .57        .95
                                                                           ------      ------     ------     ------     ------
                        Less dividends and distributions:
                          Investment income--net .......................     (.22)       (.45)      (.44)      (.49)      (.49)
                          In excess of realized gain on investments--net       --        (.07)        --         --         --
                                                                           ------      ------     ------     ------     ------
                        Total dividends and distributions ..............     (.22)       (.52)      (.44)      (.49)      (.49)
                                                                           ------      ------     ------     ------     ------
                        Net asset value, end of period .................   $10.58      $10.16     $10.62     $11.14     $11.06
                                                                           ======      ======     ======     ======     ======
------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share .............    6.36%+       .76%      (.81%)     5.28%      9.25%
Return:**                                                                  ======      ======     ======     ======     ======
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average       Expenses .......................................    1.60%*      1.60%      1.57%      1.47%      1.43%
Net Assets:                                                                ======      ======     ======     ======     ======
                        Investment income--net .........................    4.20%*      4.46%      3.96%      4.40%      4.63%
                                                                           ======      ======     ======     ======     ======
------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands) .......   $3,677      $2,664     $3,814     $1,835     $1,495
Data:                                                                      ======      ======     ======     ======     ======
                        Portfolio turnover .............................    5.53%      25.66%     89.30%     23.32%     24.64%
                                                                           ======      ======     ======     ======     ======
------------------------------------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                 Class D
                                                                          ---------------------------------------------------------
                                                                            For the
The following per share data and ratios have been derived                 Six Months
from information provided in the financial statements.                       Ended              For the Year Ended July 31,
                                                                           Jan. 31,     -------------------------------------------
Increase (Decrease) in Net Asset Value:                                     2001         2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ...........   $10.17      $ 10.63     $ 11.15     $ 11.07     $ 10.61
Operating                                                                  ------      -------     -------     -------     -------
Performance:            Investment income--net .........................      .25          .50         .50         .55         .55
                        Realized and unrealized gain (loss) on
                        investments--net ...............................      .43         (.39)       (.52)        .08         .46
                                                                           ------      -------     -------     -------     -------
                        Total from investment operations ...............      .68          .11        (.02)        .63        1.01
                                                                           ------      -------     -------     -------     -------
                        Less dividends and distributions:
                          Investment income--net .......................     (.25)        (.50)       (.50)       (.55)       (.55)
                          In excess of realized gain on investments--net       --         (.07)         --          --          --
                                                                           ------      -------     -------     -------     -------
                        Total dividends and distributions ..............     (.25)        (.57)       (.50)       (.55)       (.55)
                                                                           ------      -------     -------     -------     -------
                        Net asset value, end of period .................   $10.60      $ 10.17     $ 10.63     $ 11.15     $ 11.07
                                                                           ======      =======     =======     =======     =======
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share .............    6.72%+       1.28%       (.30%)      5.82%       9.80%
Return:**                                                                  ======      =======     =======     =======     =======
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average       Expenses .......................................    1.09%*       1.09%       1.06%        .96%        .93%
Net Assets:                                                                ======      =======     =======     =======     =======
                        Investment income--net .........................    4.73%*       4.97%       4.47%       4.91%       5.13%
                                                                           ======      =======     =======     =======     =======
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands) .......   $3,187      $ 2,931     $ 3,647     $ 2,837     $ 1,602
Data:                                                                      ======      =======     =======     =======     =======
                        Portfolio turnover .............................    5.53%       25.66%      89.30%      23.32%      24.64%
                                                                           ======      =======     =======     =======     =======
-----------------------------------------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Massachusetts Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001
interest income. Realized gains and losses on security transactions are determined on the identified cost basis. The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will amortize premiums and discounts on debt securities under a different method effective August 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined, but will result in an adjustment to cost of securities and a corresponding adjustment in net unrealized appreciation/depreciation, based on securities held as of July 31, 2001.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

(g) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                       Account      Distribution
                                                   Maintenance Fee       Fee
--------------------------------------------------------------------------------
Class B ...........................................     .25%            .25%
Class C ...........................................     .25%            .35%
Class D ...........................................     .10%             --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:

--------------------------------------------------------------------------------
                                                             FAMD         MLPF&S
--------------------------------------------------------------------------------
Class D ............................................         $115        $1,562
--------------------------------------------------------------------------------

For the six months ended January 31, 2001, MLPF&S received contingent deferred sales charges of $17,397 relating to transactions in Class B Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM through December 31, 2000. Up to this date, the Fund reimbursed FAM $76,044 for these services. As of January 1, 2001, accounting services are provided

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001

for the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Fund will pay the cost of these services. In addition, the Fund will reimburse FAM for the cost of certain additional accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2001 were $2,418,690 and $3,790,396, respectively.

Net realized gains for the six months ended January 31, 2001 and net unrealized gains as of January 31, 2001 were as follows:

--------------------------------------------------------------------------------
                                                         Realized     Unrealized
                                                           Gains         Gains
--------------------------------------------------------------------------------
Long-term investments ...............................   $   74,067   $ 2,550,826
                                                        ----------   -----------
Total ...............................................   $   74,067   $ 2,550,826
                                                        ==========   ===========
--------------------------------------------------------------------------------

As of January 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $2,550,826, of which $3,531,347 related to appreciated securities and $980,521 related to depreciated securities. The aggregate cost of investments at January 31, 2001 for Federal income tax purposes was $43,923,663.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $631,202 and $9,325,797 for the six months ended January 31, 2001 and for the year ended July 31, 2000, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended January 31, 2001                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................             8,283          $  85,338
Shares issued to shareholders
in reinvestment of
dividends ................................             3,890             40,297
                                                   ---------          ---------
Total issued .............................            12,173            125,635
Shares redeemed ..........................           (23,340)          (242,115)
                                                   ---------          ---------
Net decrease .............................           (11,167)         $(116,480)
                                                   =========          =========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 2000                                 Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................            20,599        $  206,043
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................            10,663           106,659
                                                   ---------        ----------
Total issued .............................            31,262           312,702
Shares redeemed ..........................          (122,611)       (1,230,778)
                                                   ---------        ----------
Net decrease .............................           (91,349)       $ (918,076)
                                                   =========        ==========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended January 31, 2001                              Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................           160,367      $  1,656,288
Shares issued to shareholders
in reinvestment of
dividends ................................            37,841           391,882
                                                   ---------      ------------
Total issued .............................           198,208         2,048,170
Automatic conversion
of shares ................................           (20,859)         (213,565)
Shares redeemed ..........................          (327,858)       (3,377,449)
                                                   ---------      ------------
Net decrease .............................          (150,509)     $ (1,542,844)
                                                   =========      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended July 31, 2000                              Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................             283,023         $  2,846,709
Shares issued to shareholders
in reinvestment of dividends
and distributions ....................             107,915            1,078,734
                                              ------------         ------------
Total issued .........................             390,938            3,925,443
Automatic conversion
of shares ............................             (18,267)            (185,116)
Shares redeemed ......................          (1,056,706)         (10,623,099)
                                              ------------         ------------
Net decrease .........................            (684,035)        $ (6,882,772)
                                              ============         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended January 31, 2001                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           102,673        $ 1,078,556
Shares issued to shareholders
in reinvestment of
dividends ................................             4,738             49,113
                                                   ---------        -----------
Total issued .............................           107,411          1,127,669
Shares redeemed ..........................           (22,089)          (226,500)
                                                   ---------        -----------
Net increase .............................            85,322        $   901,169
                                                   =========        ===========
--------------------------------------------------------------------------------

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 2000                               Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................             86,247         $   860,601
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................             11,955             119,548
                                                -----------         -----------
Total issued ...........................             98,202             980,149
Shares redeemed ........................           (195,078)         (1,956,183)
                                                -----------         -----------
Net decrease ...........................            (96,876)        $  (976,034)
                                                ===========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended January 31, 2001                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................            12,112          $ 123,716
Automatic conversion
of shares ................................            20,858            213,565
Shares issued to shareholders
in reinvestment of
dividends ................................             2,350             24,362
                                                   ---------          ---------
Total issued .............................            35,320            361,643
Shares redeemed ..........................           (22,698)          (234,690)
                                                   ---------          ---------
Net increase .............................            12,622          $ 126,953
                                                   =========          =========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended July 31, 2000                               Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................             51,622         $   518,180
Automatic conversion
of shares ..............................             18,268             185,116
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................              5,491              54,903
                                                -----------         -----------
Total issued ...........................             75,381             758,199
Shares redeemed ........................           (130,149)         (1,307,114)
                                                -----------         -----------
Net decrease ...........................            (54,768)        $  (548,915)
                                                ===========         ===========
--------------------------------------------------------------------------------

5. Short-Term Borrowings:

On December 1, 2000, the Fund, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended January 31, 2001.

6. Capital Loss Carryforward:

At July 31, 2000, the Fund had a net capital loss carryforward of approximately $474,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch Massachusetts Municipal Bond Fund                 January 31, 2001

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Vincent R. Giordano, Senior Vice President
Kenneth A. Jacob, Vice President
Theodore R. Jaeckel Jr., Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

--------------------------------------------------------------------------------
Arthur Zeikel, Trustee of Merrill Lynch Massachusetts Municipal Bond Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Zeikel well in his retirement.
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Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


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This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Massachusetts
Municipal Bond Fund
Merrill Lynch Multi-State
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

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